Note 13 - Financial Instruments (Details Textual) - CAD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 30,367	$ 118,689	$ 191,290	$ 233,843	$ 239,763	$ 327,434
Current Trade and Grants Receivable	1,001,936			913,458
Current prepayments and other receivable	94,609			101,539
Total current liabilities	775,800			$ 743,410
Currency risk [member]
Statement Line Items [Line Items]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	2,437	35,457
Liquidity risk [member]
Statement Line Items [Line Items]
Total cash and cash equivalents	30,367
Current Trade and Grants Receivable	1,001,936
Current prepayments and other receivable	94,609
Total current liabilities	775,800
Credit risk [member]
Statement Line Items [Line Items]
Current Trade and Grants Receivable	$ 835,554	$ 944,809